Fair Value Measurement (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Assets:
Investments held in Trust Account	$ 46,000,000	$ 46,013,666
Liabilities:
Warrant liability	8,112,475	6,024,900
Total	37,887,525
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	46,000,000
Liabilities:
Warrant liability	8,112,475
Total	37,887,525
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	$ 0